RIGHT-OF-USE ASSETS - Disclosure of detailed information about right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 29,225	$ 14,330
Additions	3,314	18,854
Remeasurements	2,815	2,031
Depreciation and amortization	(8,044)	(5,851)
Transfer to asset held-for-sale	(661)
Disposals		(139)
Balance	26,649	29,225
Land and Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	8,302	8,087
Additions	1,786	1,294
Remeasurements	578	363
Depreciation and amortization	(1,608)	(1,325)
Transfer to asset held-for-sale	(634)
Disposals		(117)
Balance	8,424	8,302
Machinery and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	20,921	6,234
Additions	1,514	17,560
Remeasurements	2,239	1,668
Depreciation and amortization	(6,431)	(4,520)
Transfer to asset held-for-sale	(27)
Disposals		(23)
Balance	18,216	20,921
Other [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	2	8
Additions	14	0
Remeasurements	(2)	0
Depreciation and amortization	(5)	(7)
Transfer to asset held-for-sale	0
Disposals		0
Balance	$ 9	$ 2